Basis of Preparation	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Basis of Preparation
2.	Basis of Preparation

(1)	Compliance with International Financial Reporting Standards
Sawai’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IAS”) and the related interpretations of the interpretations committees (SIC and IFRIC).

(2)	Authorized for issue of Financial Statements
The c
onsolidated financial statements as of and for the year ended March 31, 2021 were authorized by Representative Directo
r and President, Kenzo Sawai, and Director, Kazuhiko Sueyoshi, on June 28, 202
1
.

(3)	Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value separately stated in Note 3.

(4)	Functional and Presentation Currency
The consolidated financial statements are presented in Japanese yen (“Yen” or “JPY”), which is the Company’s functional currency. All amounts have been rounded to the nearest million Yen, unless otherwise indicated.

(5)	Significant Accounting Estimates, Judgements and Assumptions
The preparation of consolidated financial statements in accordance with IFRSs requires management to make judgements, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenue and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Estimates and underlying assumptions are reviewed on a continuous basis. Changes in accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:

•	Variable considerations in revenue recognition: (Note 3(5))

•	Impairment of intangible assets and goodwill: (Note 14)

Sawai assessed the impact of the novel coronavirus
(“COVID-19”)
pandemic on its current and future business operations and operational performance. Sawai deemed that its supply chain (including the ability to procure essential raw materials), manufacturing capabilities, sales and marketing activities, and other essential business functions have not been significantly disrupted by the
COVID-19
pandemic. Sawai also considered the possible effects that may result from the
COVID-19
pandemic on the carrying amounts of financial assets, tangible and intangible assets, and goodwill. In estimating the future cash flows associated with these assets, Sawai utilized internal and external sources of information including credit reports, economic forecasts, and other relevant information available to Sawai as of the date the consolidated financial statements were authorized by management. Cash flow estimates were subjected to sensitivity analyses that commensurate with the heightened level of uncertainty resulting from the
COVID-19
pandemic. Based on current estimates, Sawai expects the carrying amount of these assets is recoverable. However, the actual impact of
COVID-19
on Sawai’s consolidated financial statements may differ from the estimate should there be material unforeseen impacts to actual cash flows.

(6)	New Accounting Standards and Interpretations not yet Adopted
There are no new or amended accounting standards and interpretations that have been issued as of the authorized date of the consolidated financial statements that are expected to have a significant impact on Sawai’s consolidated financial statements.

(7)	Correction of Immaterial Errors
During the year ended March 31, 2021, an immaterial error was found in the classification of guarantee deposits as of March 31, 2020 that should have been classified as “Other financial liabilities” of current liabilities instead of “Other financial liabilities” of non-current
liabilities. Accordingly, Sawai recorded a correction to the comparative amounts as at March 31, 2020, thereby reducing “Other financial liabilities” of non-current
liabilities (as reported of JPY 8,391 million; as revised of JPY 5,800 million) and increasing “Other financial liabilities” of current liabilities (as reported of JPY 2,412 million; as revised of JPY 5,003) by JPY
2,591

million.
During the year ended March 31, 2021, an immaterial error was found in the carrying amounts of certain intangible assets, which were disclosed in the Note 14 of the consolidated financial statements for the year ended March 31, 2020. The carrying amounts as of March 31, 2020 were corrected by increasing the balance of Tosymra
™
(as reported of JPY 4,988 million; as revised of JPY 6,687 million) by JPY
1,699
 million and reducing the balance of Zembrace
®
SymTouch
®
(as reported of JPY 6,687 million; as revised of JPY 4,988 million) by the same amount.

(8)	Changes in Presentation
Provisions that were previously included in other current liabilities and other non-current
liabilities are separately presented as at March 31, 2021 as the amount have become significant. The balances as of March 31, 2020 were reclassified to reflect this change in presentation as follows.

	Yen in millions
	As of March 31, 2020
	As previously reported	As reclassified
Current liabilities
Provisions	—	92
Other current liabilities	6,911	6,819
Non-current liabilities
Provisions	—	113
Other non-current liabilities	1,985	1,872